Note 34 - Income Taxes - Income Tax Charged or Credited to Equity (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Charged or Credited to Equity
Actuarial gains/losses related to defined benefit plans	€ (115)	€ 137	€ (642)
Net fair value gains (losses) attributable to credit risk related to financial liabilities designated as at fair value through profit or loss	54	18	(25)
Financial assets mandatory at fair value through other comprehensive income:
Unrealized net gains/losses arising during the period	113	59	312
Realized net gains/losses arising during the period (reclassified to profit or loss)	13	1	(61)
Derivatives hedging variability of cash flows:
Unrealized net gains/losses arising during the period	73	(132)	229
Net gains/losses reclassified to profit or loss	(64)	(110)	(18)
Other equity movement:
Unrealized net gains/losses arising during the period	141	151	192
Net gains/losses reclassified to profit or loss	6	0	0
Income taxes (charged) credited to other comprehensive income	221	124	(13)
Other income taxes (charged) credited to equity	€ 104	€ 50	€ 25